Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Inventories [Abstract]
Raw materials	$ 79,795	$ 28,661
Work-in-progress	125,445	26,277
Finished goods	3,542	9,950
Total	$ 208,782	$ 64,888